Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2025
Right of use assets offices [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year
Right of use assets offices [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years
Right of use assets vehicles [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year
Right of use assets vehicles [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years
Right of Use Assets - Equipment [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year
Right of Use Assets - Equipment [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years
Software [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year
Software [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years